Revenue and Segment Reporting (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Segment Reporting [Abstract]
Remaining performance obligation, amount	$ 767,228	¥ 951,086
Number of reportable segments	4